Document and Entity Information	0 Months Ended
Jan. 31, 2012
Document and Entity Information
Entity Registrant Name	NEW GLOBAL ENERGY, INC.
Document Type	S-1
Document Period End Date	Jan. 31, 2012
Amendment Flag	true
Entity Central Index Key	0001543083
Current Fiscal Year End Date	--01-31
Entity Common Stock, Shares Outstanding	1,750,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Description	changes to notes